SUBSEQUENT EVENTS (Details) - Restricted Stock Units - shares	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Units granted (in shares)		3,392,153
Subsequent Event
Subsequent Event [Line Items]
Units granted (in shares)	2,100,000